Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	1stdibs.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40453
Entity Tax Identification Number	94-3389618
Entity Address, Address Line One	51 Astor Place, 3rd FloorNew York, New York 10003
Entity Address, City or Town	51 Astor Place, 3rd FloorNew York, New York 10003
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	51 Astor Place, 3rd FloorNew York, New York 10003
Local Phone Number	(212) 627-3927
City Area Code	51 Astor Place, 3rd FloorNew York, New York 10003
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DIBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001600641
Amendment Flag	false